UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number: 3235-0456
FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
hours per response 2
1. Name and address of issuer:
AllianceBernstein Cap Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105
2. The name of each series of class
of securities for which this Form is
filed (If the Form is being filed for
all series and classes of the issuer,
check the box but do not list series
or classes):
Fund name:
AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Market Neutral Strategy-Global
AllianceBernstein Market Neutral Strategy-US
3.Investment Company Act File Number:
811-01716
Securities Act File Number :
002-29901
4(a). Last Day of Fiscal Year for which
this Form is filed: July 31, 2013
4(b). Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuer's
fiscal year).
4(c). Check box if this is the last time
the issuer will be filing this Form.
5. Calculation of registration fee:
(i) Aggregate sale price of
securities sold during the fiscal
year pursuant to section 24 (f):
(ii) Aggregate sale price of securities
redeemed or repurchased during the
fiscal year: $347,955,807
(iii)	Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:
$949,770,470
(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$1,297,726,277
(v)Net Sales: $-
(vi) Redemption credits available for
use in future years: $(551,189,297)
(vii) Multiplier for determining
registration fee: x	0.0001288
(viii) Registration Fee Due:
=	$0.00
6.	Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the Securities Act
of 1933 pursuant to rule 24e-2 as in
effect before October 11, 1997, then
report the amount of securities (number
of shares or other units) deducted here:
-
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years, then
state that number here:  -
7. Interest due -- if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year:
+	 $-
8. Total amount of the registration
fee due plus any interest due [line
5(viii) plus line 7]: $-
9.Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository: N/A
Method of Delivery:
x	Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: October 17, 2013
*  Please print or type the name
and title of the signing officer
below the signature.